Trade Receivables and Trade Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade Receivables and Trade Payables [Abstract]
Schedule of Trade Receivables
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Trade receivables, gross
Third parties	8,409,351	12,589,414	2,988,443
Trade receivables, net	8,409,351	12,589,414	2,988,443

Schedule of Trade Payables
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Trade payables, gross
Third parties	-	816,366	193,787
Trade payables, net	-	816,366	193,787